UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Allen Investment Management LLC
Address: 711 Fifth Avenue
         New York, NY  10022

13F File Number:  28-11378

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard M. Felson
Title:     Vice President
Phone:     (212) 832-8000

Signature, Place, and Date of Signing:

     /s/ Howard M. Felson     New York, NY/USA     August 07, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $250,166 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-12302                      Allen Operations LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CF INDS HLDGS INC              COM              125269100    33363   450000 SH       DEFINED 1              450000        0        0
DATA DOMAIN INC                COM              23767P109    20865   625100 SH       DEFINED 1              625100        0        0
EMULEX CORP                    COM NEW          292475209     9536   975000 SH       DEFINED 1              975000        0        0
NRG ENERGY INC                 COM NEW          629377508    25960  1000000 SH       DEFINED 1             1000000        0        0
PETRO-CDA                      COM              71644E102    24973   650000 SH       DEFINED 1              650000        0        0
PLAINS EXPL& PRODTN CO         COM              726505100     7524   275000 SH       DEFINED 1              275000        0        0
SCHERING PLOUGH CORP           PFD CONV MAN07   806605705    33778   149000 SH       DEFINED 1              149000        0        0
SCHERING PLOUGH CORP           COM              806605101    25120  1000000 SH       DEFINED 1             1000000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    12310   135000 SH       DEFINED 1              135000        0        0
WYETH                          COM              983024100    56737  1250000 SH       DEFINED 1             1250000        0        0